Annual Fund Operating Expenses - Nuveen Wisconsin Municipal Bond Fund	Sep. 30, 2020
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.09%	[1]
Component2 Other Expenses	0.14%
Expenses (as a percentage of Assets)	0.93%
Class C2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.09%	[1]
Component2 Other Expenses	0.14%
Expenses (as a percentage of Assets)	1.48%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.09%	[1]
Component2 Other Expenses	0.14%
Expenses (as a percentage of Assets)	0.73%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.09%	[1]
Component2 Other Expenses	0.14%
Expenses (as a percentage of Assets)	1.73%

[1]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.